Financial Risk Management - Capital Management - Schedule of Capital (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of derivative obligations)	$ 41,900.0		$ 38,000.0
Borrowings	8,814.0		7,232.6
Net debt	7,584.6		6,257.4
Non-controlling interests	3,670.7		3,529.1
Total equity	$ 17,527.3		$ 17,907.2	$ 17,365.2
Net debt/total equity	43.30%	43.30%	34.90%
Net debt/net total capital	30.20%	30.20%	25.90%
Total debt/total capital	33.50%	33.50%	28.80%
Interest coverage	1.6	1.6	6.5
Interest and preferred share dividend distribution coverage	1.4	1.4	5.7
Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	$ 6,614.0		$ 5,156.9
Net debt	5,384.6		4,181.7
Non-controlling interests	1,831.8		1,544.6
Total equity	$ 15,688.4		$ 15,922.7
Net debt/total equity	34.30%	34.30%	26.30%
Net debt/net total capital	25.60%	25.60%	20.80%
Total debt/total capital	29.70%	29.70%	24.50%
Interest coverage	3.3	3.3	9.8
Interest and preferred share dividend distribution coverage	2.7	2.7	7.9
Holding company
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of derivative obligations)	$ 1,229.4		$ 975.2
Borrowings	5,580.6		4,117.3
Holding company | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of derivative obligations)	1,229.4		975.2
Borrowings	5,580.6		4,117.3
Insurance and reinsurance companies
Disclosure of financial liabilities [line items]
Borrowings	1,033.4		1,039.6
Non-controlling interests	1,831.8		1,544.6
Insurance and reinsurance companies | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	1,033.4		1,039.6
Non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	2,200.0		2,075.7
Non-insurance companies | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	0.0		0.0
Common shareholders’ equity
Disclosure of financial liabilities [line items]
Equity in stock	12,521.1		13,042.6
Common shareholders’ equity | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Equity in stock	12,521.1		13,042.6
Preferred shares
Disclosure of financial liabilities [line items]
Equity in stock	1,335.5	$ 1,456.0	1,335.5
Preferred shares | Excluding consolidated non-insurance companies
Disclosure of financial liabilities [line items]
Equity in stock	$ 1,335.5		$ 1,335.5